Leases - Summary of Cash Outflow For Leases (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for leases	€ 641	€ 769